Stock Compensation Plan - Stock option (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning	2,978,000	2,159,000
Number of options granted during the period	48,000	1,014,000
Exercised		(159,000)	0
Forfeited or expired		(37,000)
Outstanding at the end		2,978,000	2,159,000
Expected to vest at the end		1,713,000
Options-exercisable at the end		1,265,000
Weighted average exercise price
Outstanding at the beginning (in dollars per share)	$ 0.33	$ 0.21
Granted (in dollars per share)		0.56
Exercised (in dollars per share)		0.23
Forfeited or expired (in dollars per share)		0.56
Outstanding at the end (in dollars per share)		0.33	$ 0.21
Expected to vest at the end (in dollars per share)		0.37
Options-exercisable at the end (in dollars per share)		$ 0.27
Average remaining contractual term
Outstanding average remaining contractual term		8 years 8 months 15 days	9 years 4 months 20 days
Expected to vest at the end		8 years 10 months 2 days
Options-exercisable at the end		8 years 6 months 10 days